Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
CURRENT ASSETS:
Cash	$ 2,891	$ 2,992
Accounts receivable, net of allowances for credit losses and cash discounts of $97 and $183 at March 31, 2024 and 2023, respectively	47,329	49,367
Inventories	115,804	86,246
Current portion of derivative assets	74	536
Other current assets	3,966	4,515
TOTAL CURRENT ASSETS	170,064	143,656
PROPERTY, PLANT AND EQUIPMENT:
Land	1,670	1,670
Buildings and yard improvements	30,900	28,550
Machinery and equipment	53,607	51,001
Construction in process	1,977	1,167
Less accumulated depreciation	(31,396)	(28,455)
Property, plant, and equipment, net	56,758	53,933
OTHER ASSETS:
Cash value of officers’ life insurance and other assets	356	453
Operating lease right-of-use asset	2,841	1,270
TOTAL ASSETS	230,019	199,312
Liabilities, Current [Abstract]
Accounts Payable and Accrued Liabilities, Current	43,886	36,847
Income taxes payable	2,213	774
Dividends payable	279	148
Contribution to retirement plan	0	350
Employee compensation and related expenses	5,989	4,650
Current portion of financing lease	54	107
Current portion of derivative liability	1,686	2,212
TOTAL CURRENT LIABILITIES	54,107	45,088
POSTRETIREMENT BENEFITS OTHER THAN PENSIONS	105	96
DEFERRED INCOME TAX LIABILITY	5,257	4,357
Operating and Finance Lease Liabilities, Noncurrent	2,782	1,222
ASSET BASED LENDING FACILITY	40,293	33,117
TOTAL LIABILITIES	102,544	83,880
COMMITMENTS AND CONTINGENCIES (SEE NOTE 12)
STOCKHOLDERS’ EQUITY:
Common stock, par value $1: Authorized shares — 10,000,000, Issued shares — 8,868,716 shares and 8,344,975 shares at March 31, 2023 and 2022, respectively :	8,873	8,869
Additional paid-in capital	35,247	35,005
Accumulated other comprehensive loss	0	(317)
Treasury stock at cost (1,896,892 shares and 1,493,128 shares at March 31, 2024 and 2023, respectively)	(12,929)	(7,778)
Retained earnings	96,284	79,653
TOTAL STOCKHOLDERS’ EQUITY	127,475	115,432
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 230,019	$ 199,312